  EXHIBIT 99.1 DISCLOSURES REQUIRED BY RULE 15Ga-1(1)(2)

  Asset Class: Residential Mortgage Loans

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand(3)(4)(5)			Assets That Were Repurchased or Replaced(3)(6)			Assets Pending Repurchase or Replacement (within cure period)(3)(7)			Demand in Dispute(3)(8)			Demand Withdrawn(3)(9)			Demand Rejected(3)(10)
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Long Beach Mortgage Loan Trust 2000-1 CIK: 0001132934	X	LONG BEACH MORTGAGE COMPANY	8180	$1,000,000,595	100%	8180	$997,886,235	4316.87%	0	$0	0.00%	0	$0	0.00%	8180	$997,886,235	4316.87%	0	$0	0.00%	0	$0	0.00%
TOTAL			8180	$1,000,000,595	100%	8180	$997,886,235	4316.87%	0	$0	0.00%	0	$0	0.00%	8180	$997,886,235	4316.87%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-1 CIK: 0001136881	X	LONG BEACH MORTGAGE COMPANY	6026	$725,466,489	100%	6026	$726,666,060	3256.76%	0	$0	0.00%	0	$0	0.00%	6026	$726,666,060	3256.76%	0	$0	0.00%	0	$0	0.00%
TOTAL			6026	$725,466,489	100%	6026	$726,666,060	3256.76%	0	$0	0.00%	0	$0	0.00%	6026	$726,666,060	3256.76%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-2 CIK: 0001158453	X	LONG BEACH MORTGAGE COMPANY	10243	$1,125,593,429	100%	10243	$1,562,626,599	3175.42%	0	$0	0.00%	0	$0	0.00%	10243	$1,562,626,599	3175.42%	0	$0	0.00%	0	$0	0.00%
TOTAL			10243	$1,125,593,429	100%	10243	$1,562,626,599	3175.42%	0	$0	0.00%	0	$0	0.00%	10243	$1,562,626,599	3175.42%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-3 CIK: 0001159978	X	LONG BEACH MORTGAGE COMPANY	6934	$1,001,006,146	100%	6934	$1,001,892,719	3129.11%	0	$0	0.00%	0	$0	0.00%	6934	$1,001,892,719	3129.11%	0	$0	0.00%	0	$0	0.00%
TOTAL			6934	$1,001,006,146	100%	6934	$1,001,892,719	3129.11%	0	$0	0.00%	0	$0	0.00%	6934	$1,001,892,719	3129.11%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2001-4 CIK: 0001163135	X	LONG BEACH MORTGAGE COMPANY	14231	$1,508,000,000	100%	14231	$1,987,222,732	2970.18%	0	$0	0.00%	0	$0	0.00%	14231	$1,987,222,732	2970.18%	0	$0	0.00%	0	$0	0.00%
TOTAL			14231	$1,508,000,000	100%	14231	$1,987,222,732	2970.18%	0	$0	0.00%	0	$0	0.00%	14231	$1,987,222,732	2970.18%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2002-1 CIK: 0001169873	X	LONG BEACH MORTGAGE COMPANY	10069	$1,609,714,899	100%	10069	$1,582,331,001	3170.12%	0	$0	0.00%	0	$0	0.00%	10069	$1,582,331,001	3170.12%	0	$0	0.00%	0	$0	0.00%
TOTAL			10069	$1,609,714,899	100%	10069	$1,582,331,001	3170.12%	0	$0	0.00%	0	$0	0.00%	10069	$1,582,331,001	3170.12%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2002-2 CIK: 0001174623	X	LONG BEACH MORTGAGE COMPANY	6742	$1,002,007,280	100%	6742	$994,548,580	3145.77%	0	$0	0.00%	0	$0	0.00%	6742	$994,548,580	3145.77%	0	$0	0.00%	0	$0	0.00%
TOTAL			6742	$1,002,007,280	100%	6742	$994,548,580	3145.77%	0	$0	0.00%	0	$0	0.00%	6742	$994,548,580	3145.77%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2002-5 CIK: 0001203085	X	LONG BEACH MORTGAGE COMPANY	6303	$1,000,000,612	100%	6303	$978,722,854	2257.90%	0	$0	0.00%	0	$0	0.00%	6303	$978,722,854	2257.90%	0	$0	0.00%	0	$0	0.00%
TOTAL			6303	$1,000,000,612	100%	6303	$978,722,854	2257.90%	0	$0	0.00%	0	$0	0.00%	6303	$978,722,854	2257.90%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-1 CIK: 0001217080	X	LONG BEACH MORTGAGE COMPANY	12382	$2,003,659,682	100%	12382	$1,943,466,868	2576.49%	0	$0	0.00%	0	$0	0.00%	12382	$1,943,466,868	2576.49%	0	$0	0.00%	0	$0	0.00%
TOTAL			12382	$2,003,659,682	100%	12382	$1,943,466,868	2576.49%	0	$0	0.00%	0	$0	0.00%	12382	$1,943,466,868	2576.49%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-2 CIK: 0001225774	X	LONG BEACH MORTGAGE COMPANY	5041	$927,853,522	100%	5041	$899,434,678	2256.83%	0	$0	0.00%	0	$0	0.00%	5041	$899,434,678	2256.83%	0	$0	0.00%	0	$0	0.00%
TOTAL			5041	$927,853,522	100%	5041	$899,434,678	2256.83%	0	$0	0.00%	0	$0	0.00%	5041	$899,434,678	2256.83%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-3 CIK: 0001237287	X	LONG BEACH MORTGAGE COMPANY	4188	$901,545,597	100%	4188	$877,238,250	2242.07%	0	$0	0.00%	0	$0	0.00%	4188	$877,238,250	2242.07%	0	$0	0.00%	0	$0	0.00%
TOTAL			4188	$901,545,597	100%	4188	$877,238,250	2242.07%	0	$0	0.00%	0	$0	0.00%	4188	$877,238,250	2242.07%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2003-4 CIK: 0001253156	X	LONG BEACH MORTGAGE COMPANY	11757	$2,209,103,240	100%	11757	$2,129,938,068	1652.97%	0	$0	0.00%	0	$0	0.00%	11757	$2,129,938,068	1652.97%	0	$0	0.00%	0	$0	0.00%
TOTAL			11757	$2,209,103,240	100%	11757	$2,129,938,068	1652.97%	0	$0	0.00%	0	$0	0.00%	11757	$2,129,938,068	1652.97%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-1 CIK: 0001278734	X	LONG BEACH MORTGAGE COMPANY	23364	$4,517,684,935	100%	23364	$4,336,253,650	1487.30%	0	$0	0.00%	0	$0	0.00%	23364	$4,336,253,650	1487.30%	0	$0	0.00%	0	$0	0.00%
TOTAL			23364	$4,517,684,935	100%	23364	$4,336,253,650	1487.30%	0	$0	0.00%	0	$0	0.00%	23364	$4,336,253,650	1487.30%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-2 CIK: 0001288997	X	LONG BEACH MORTGAGE COMPANY	8194	$1,523,305,466	100%	8194	$1,469,933,704	1255.12%	0	$0	0.00%	0	$0	0.00%	8194	$1,469,933,704	1255.12%	0	$0	0.00%	0	$0	0.00%
TOTAL			8194	$1,523,305,466	100%	8194	$1,469,933,704	1255.12%	0	$0	0.00%	0	$0	0.00%	8194	$1,469,933,704	1255.12%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-3 CIK: 0001292739	X	LONG BEACH MORTGAGE COMPANY	9976	$2,002,830,254	100%	9976	$1,931,411,352	1208.37%	0	$0	0.00%	0	$0	0.00%	9976	$1,931,411,352	1208.37%	0	$0	0.00%	0	$0	0.00%
TOTAL			9976	$2,002,830,254	100%	9976	$1,931,411,352	1208.37%	0	$0	0.00%	0	$0	0.00%	9976	$1,931,411,352	1208.37%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-4 CIK: 0001302492	X	LONG BEACH MORTGAGE COMPANY	13221	$2,724,537,099	100%	13221	$2,654,836,049	1283.73%	0	$0	0.00%	0	$0	0.00%	13221	$2,654,836,049	1283.73%	0	$0	0.00%	0	$0	0.00%
TOTAL			13221	$2,724,537,099	100%	13221	$2,654,836,049	1283.73%	0	$0	0.00%	0	$0	0.00%	13221	$2,654,836,049	1283.73%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-5 CIK: 0001300994	X	LONG BEACH MORTGAGE COMPANY	5052	$1,016,304,261	100%	5052	$987,534,158	1148.85%	0	$0	0.00%	0	$0	0.00%	5052	$987,534,158	1148.85%	0	$0	0.00%	0	$0	0.00%
TOTAL			5052	$1,016,304,261	100%	5052	$987,534,158	1148.85%	0	$0	0.00%	0	$0	0.00%	5052	$987,534,158	1148.85%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2004-6 CIK: 0001306775	X	LONG BEACH MORTGAGE COMPANY	5638	$1,105,106,536	100%	5638	$1,080,328,568	1297.66%	0	$0	0.00%	0	$0	0.00%	5638	$1,080,328,568	1297.66%	0	$0	0.00%	0	$0	0.00%
TOTAL			5638	$1,105,106,536	100%	5638	$1,080,328,568	1297.66%	0	$0	0.00%	0	$0	0.00%	5638	$1,080,328,568	1297.66%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-1 CIK: 0001313483	X	LONG BEACH MORTGAGE COMPANY	17236	$3,514,417,933	100%	17236	$3,436,524,230	1142.20%	0	$0	0.00%	0	$0	0.00%	17236	$3,436,524,230	1142.20%	0	$0	0.00%	0	$0	0.00%
TOTAL			17236	$3,514,417,933	100%	17236	$3,436,524,230	1142.20%	0	$0	0.00%	0	$0	0.00%	17236	$3,436,524,230	1142.20%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-2 CIK: 0001322738	X	LONG BEACH MORTGAGE COMPANY	12935	$2,504,784,085	100%	12935	$2,453,376,260	1075.93%	0	$0	0.00%	0	$0	0.00%	12935	$2,453,376,260	1075.93%	0	$0	0.00%	0	$0	0.00%
TOTAL			12935	$2,504,784,085	100%	12935	$2,453,376,260	1075.93%	0	$0	0.00%	0	$0	0.00%	12935	$2,453,376,260	1075.93%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-3 CIK: 0001338041	X	LONG BEACH MORTGAGE COMPANY	5937	$1,529,015,326	100%	5937	$1,500,547,036	842.54%	0	$0	0.00%	0	$0	0.00%	5937	$1,500,547,036	842.54%	0	$0	0.00%	0	$0	0.00%
TOTAL			5937	$1,529,015,326	100%	5937	$1,500,547,036	842.54%	0	$0	0.00%	0	$0	0.00%	5937	$1,500,547,036	842.54%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-WL1 CIK: 0001333181	X	LONG BEACH MORTGAGE COMPANY	16094	$2,974,479,513	100%	16094	$2,920,126,676	1033.38%	0	$0	0.00%	0	$0	0.00%	16094	$2,920,126,676	1033.38%	0	$0	0.00%	0	$0	0.00%
TOTAL			16094	$2,974,479,513	100%	16094	$2,920,126,676	1033.38%	0	$0	0.00%	0	$0	0.00%	16094	$2,920,126,676	1033.38%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-WL2 CIK: 0001337302	X	LONG BEACH MORTGAGE COMPANY	14075	$2,761,008,899	100%	14075	$2,701,136,019	801.91%	0	$0	0.00%	0	$0	0.00%	14075	$2,701,136,019	801.91%	0	$0	0.00%	0	$0	0.00%
TOTAL			14075	$2,761,008,899	100%	14075	$2,701,136,019	801.91%	0	$0	0.00%	0	$0	0.00%	14075	$2,701,136,019	801.91%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2005-WL3 CIK: 0001345657	X	LONG BEACH MORTGAGE COMPANY	9604	$2,194,745,157	100%	9604	$2,148,141,483	688.84%	0	$0	0.00%	0	$0	0.00%	9604	$2,148,141,483	688.84%	0	$0	0.00%	0	$0	0.00%
TOTAL			9604	$2,194,745,157	100%	9604	$2,148,141,483	688.84%	0	$0	0.00%	0	$0	0.00%	9604	$2,148,141,483	688.84%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-1 CIK: 0001350315	X	LONG BEACH MORTGAGE COMPANY	11375	$2,501,866,736	100%	11375	$2,453,307,216	550.52%	0	$0	0.00%	0	$0	0.00%	11375	$2,453,307,216	550.52%	0	$0	0.00%	0	$0	0.00%
TOTAL			11375	$2,501,866,736	100%	11375	$2,453,307,216	550.52%	0	$0	0.00%	0	$0	0.00%	11375	$2,453,307,216	550.52%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-2 CIK: 0001350317	X	LONG BEACH MORTGAGE COMPANY	14914	$3,006,587,525	100%	14914	$2,946,873,562	571.23%	0	$0	0.00%	0	$0	0.00%	14914	$2,946,873,562	571.23%	0	$0	0.00%	0	$0	0.00%
TOTAL			14914	$3,006,587,525	100%	14914	$2,946,873,562	571.23%	0	$0	0.00%	0	$0	0.00%	14914	$2,946,873,562	571.23%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-3 CIK: 0001355515	X	LONG BEACH MORTGAGE COMPANY	8177	$1,750,539,307	100%	8177	$1,717,782,013	531.54%	0	$0	0.00%	0	$0	0.00%	8177	$1,717,782,013	531.54%	0	$0	0.00%	0	$0	0.00%
TOTAL			8177	$1,750,539,307	100%	8177	$1,717,782,013	531.54%	0	$0	0.00%	0	$0	0.00%	8177	$1,717,782,013	531.54%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-4 CIK: 0001358910	X	LONG BEACH MORTGAGE COMPANY	9947	$1,923,931,222	100%	9947	$1,883,399,492	508.32%	0	$0	0.00%	0	$0	0.00%	9947	$1,883,399,492	508.32%	0	$0	0.00%	0	$0	0.00%
TOTAL			9947	$1,923,931,222	100%	9947	$1,883,399,492	508.32%	0	$0	0.00%	0	$0	0.00%	9947	$1,883,399,492	508.32%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-5 CIK: 0001364477	X	LONG BEACH MORTGAGE COMPANY	9595	$1,925,965,129	100%	9595	$1,879,856,453	435.08%	0	$0	0.00%	0	$0	0.00%	9595	$1,879,856,453	435.08%	0	$0	0.00%	0	$0	0.00%
TOTAL			9595	$1,925,965,129	100%	9595	$1,879,856,453	435.08%	0	$0	0.00%	0	$0	0.00%	9595	$1,879,856,453	435.08%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-6 CIK: 0001367733	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	7973	$1,696,308,794	100%	7973	$1,653,999,281	424.59%	0	$0	0.00%	0	$0	0.00%	7973	$1,653,999,281	424.59%	0	$0	0.00%	0	$0	0.00%
TOTAL			7973	$1,696,308,794	100%	7973	$1,653,999,281	424.59%	0	$0	0.00%	0	$0	0.00%	7973	$1,653,999,281	424.59%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-7 CIK: 0001370358	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	7648	$1,632,830,233	100%	7648	$1,583,719,498	363.56%	0	$0	0.00%	0	$0	0.00%	7648	$1,583,719,498	363.56%	0	$0	0.00%	0	$0	0.00%
TOTAL			7648	$1,632,830,233	100%	7648	$1,583,719,498	363.56%	0	$0	0.00%	0	$0	0.00%	7648	$1,583,719,498	363.56%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-8 CIK: 0001374621	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	6646	$1,418,910,068	100%	6646	$1,377,243,872	387.93%	0	$0	0.00%	0	$0	0.00%	6646	$1,377,243,872	387.93%	0	$0	0.00%	0	$0	0.00%
TOTAL			6646	$1,418,910,068	100%	6646	$1,377,243,872	387.93%	0	$0	0.00%	0	$0	0.00%	6646	$1,377,243,872	387.93%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-9 CIK: 0001374622	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	7173	$1,563,345,085	100%	7173	$1,517,688,169	346.11%	0	$0	0.00%	0	$0	0.00%	7173	$1,517,688,169	346.11%	0	$0	0.00%	0	$0	0.00%
TOTAL			7173	$1,563,345,085	100%	7173	$1,517,688,169	346.11%	0	$0	0.00%	0	$0	0.00%	7173	$1,517,688,169	346.11%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-10 CIK: 0001379746	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	4841	$1,033,338,946	100%	4841	$1,001,169,892	322.92%	0	$0	0.00%	0	$0	0.00%	4841	$1,001,169,892	322.92%	0	$0	0.00%	0	$0	0.00%
TOTAL			4841	$1,033,338,946	100%	4841	$1,001,169,892	322.92%	0	$0	0.00%	0	$0	0.00%	4841	$1,001,169,892	322.92%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-11 CIK: 0001382996	X	LONG BEACH MORTGAGE, A DIVISION OF WASHINGTON MUTUAL BANK	6608	$1,532,272,816	100%	6608	$1,477,621,416	308.22%	0	$0	0.00%	0	$0	0.00%	6608	$1,477,621,416	308.22%	0	$0	0.00%	0	$0	0.00%
TOTAL			6608	$1,532,272,816	100%	6608	$1,477,621,416	308.22%	0	$0	0.00%	0	$0	0.00%	6608	$1,477,621,416	308.22%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-A CIK: 0001360257	X	LONG BEACH MORTGAGE COMPANY	8568	$533,687,570	100%	8568	$525,525,876	2573.51%	0	$0	0.00%	0	$0	0.00%	8568	$525,525,876	2573.51%	0	$0	0.00%	0	$0	0.00%
TOTAL			8568	$533,687,570	100%	8568	$525,525,876	2573.51%	0	$0	0.00%	0	$0	0.00%	8568	$525,525,876	2573.51%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-WL1 CIK: 0001348572	X	LONG BEACH MORTGAGE COMPANY	9169	$1,907,889,166	100%	9169	$1,853,516,205	655.41%	0	$0	0.00%	0	$0	0.00%	9169	$1,853,516,205	655.41%	0	$0	0.00%	0	$0	0.00%
TOTAL			9169	$1,907,889,166	100%	9169	$1,853,516,205	655.41%	0	$0	0.00%	0	$0	0.00%	9169	$1,853,516,205	655.41%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-WL2 CIK: 0001350316	X	LONG BEACH MORTGAGE COMPANY	10374	$1,912,302,287	100%	10374	$1,869,466,722	673.20%	0	$0	0.00%	0	$0	0.00%	10374	$1,869,466,722	673.20%	0	$0	0.00%	0	$0	0.00%
TOTAL			10374	$1,912,302,287	100%	10374	$1,869,466,722	673.20%	0	$0	0.00%	0	$0	0.00%	10374	$1,869,466,722	673.20%	0	$0	0.00%	0	$0	0.00%
Long Beach Mortgage Loan Trust 2006-WL3 CIK: 0001350318	X	LONG BEACH MORTGAGE COMPANY	10974	$1,921,482,693	100%	10974	$1,877,837,766	689.18%	0	$0	0.00%	0	$0	0.00%	10974	$1,877,837,766	689.18%	0	$0	0.00%	0	$0	0.00%
TOTAL			10974	$1,921,482,693	100%	10974	$1,877,837,766	689.18%	0	$0	0.00%	0	$0	0.00%	10974	$1,877,837,766	689.18%	0	$0	0.00%	0	$0	0.00%
GRAND TOTAL			377404	$69,643,428,532	100%	377404	$68,921,131,263	807.67%	0	$0	0.00%	0	$0	0.00%	377404	$68,921,131,263	807.67%	0	$0	0.00%	0	$0	0.00%

(1) This Form ABS-15G contains all applicable Reportable Information (as defined below) that we know and that is available to us without unreasonable effort or expense.  We have gathered the information set forth in this Form ABS-15G by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (if any) (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.  Our ability to provide Reportable Information that is not already in our records is significantly dependent upon the cooperation of those other Demand Entities.  Any applicable Reportable Information that is not contained herein is unknown and is not available to us without unreasonable effort or expense, because some Demand Entities are no longer in existence, some Demand Entities have not agreed to provide Reportable Information, some Demand Entities may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us).

The information in this Form ABS-15G has not been verified by any third party.  In addition, while we requested Reportable Information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010, it is possible that this disclosure does not contain information about all investor demands upon those parties made prior to that date.

(2) Long Beach Securities Corp., as Securitizer, is filing this Form ABS-15G in respect of all mortgage-backed securities representing interests in pools of residential mortgage loans for which it acted as depositor and which are outstanding during the reporting period.  On September 25, 2008, JPMorgan Chase Bank, National Association (“JPMCB”) acquired the banking operations of Washington Mutual Bank from the Federal Deposit Insurance Corporation (“FDIC”).  It is JPMCB’s position that certain of the repurchase obligations of Washington Mutual Bank remain with the FDIC receivership.  Assets are reported herein in accordance with Rule 15Ga-1 regardless of the validity of the demand or defenses thereto, and nothing in this report shall constitute, or be deemed, a waiver of any rights, defenses, powers or privileges of any party relating to these assets.

(3) The outstanding principal balance of each asset for which a decision has been made to repurchase or replace, is calculated as of the date of the repurchase or replacement; the outstanding principal balance of each asset that has been liquidated or for which a decision has been made to make-whole, is calculated as of the date of liquidation; and the outstanding principal balance of every other asset is calculated as of the last day of the reporting period.  All of the balances and loan counts set forth in the exhibit are based on the Securitizer’s records and, in certain instances, may differ from balance and loan count information publicly available.

(4) Assets for this transaction which are being reported as “assets that were subject of demand” are the result of litigation involving a generalized repurchase claim against the related Securitizer or an affiliate without a loan-by-loan designation.  As a result, 100% of the related loans in the transaction or loan group are captured by this report.

(5) Assets included in “Assets That Were Subject of Demand” includes assets where a demand was made during or prior to the reporting period, which was either resolved during the reporting period or remains unresolved as of the end of the reporting period.

(6) “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated, and for which a make-whole payment was made in lieu of repurchase.

(7) “Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(8) “Demand in Dispute” shows all assets for which a demand has been made, and for which either the demand is in dispute, or the demand is still under review.

(9) “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand.

(10) “Demand Rejected” shows assets where a repurchase demand has been rejected by the Securitizer.